Schedule of Investments (unaudited) June 30, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 1.5%(a)
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.72%, 08/15/30(b)	USD	5,800	$5,785,149
LMREC, Inc., Series 2016-CRE2, Class A, (LIBOR USD 1 Month + 1.70%), 4.10%, 11/24/31(b)		453	454,980
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 06/12/32		2,159	2,157,239
Series 2017-SFR1, Class A, 2.77%, 08/17/34		977	983,059

Total Asset-Backed Securities — 1.5% (Cost: $9,387,480)			9,380,427

Foreign Agency Obligations — 0.0%

Mexico — 0.0%
Petroleos Mexicanos:
6.38%, 02/04/21		35	35,954
6.88%, 08/04/26		54	54,454
5.35%, 02/12/28		72	65,527
5.63%, 01/23/46		63	50,746

			206,681

Total Foreign Agency Obligations — 0.0% (Cost: $208,304)			206,681

Foreign Government Obligations — 1.5%

France — 0.6%
Republic of France, 1.50%, 05/25/50(a)	EUR	2,990	3,913,311

Indonesia — 0.3%
Republic of Indonesia:
8.25%, 05/15/29	IDR	14,830,000	1,113,510
8.38%, 03/15/34		2,433,000	182,550
8.38%, 04/15/39		4,136,000	304,516
7.38%, 05/15/48		2,176,000	138,431

			1,739,007

Mexico — 0.1%
United Mexican States:
7.50%, 06/03/27	MXN	12	62,479
8.50%, 05/31/29		111	610,777
7.75%, 11/23/34		28	148,855
10.00%, 11/20/36		20	125,978

			948,089

Russia — 0.3%
Russian Federation:
6.90%, 05/23/29	RUB	67,340	1,036,218
8.50%, 09/17/31		34,733	599,652

			1,635,870

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%, 10/26/46	USD	200	203,300

South Africa — 0.2%
Republic of South Africa:
6.25%, 03/31/36	ZAR	15,801	824,225
9.00%, 01/31/40		5,810	388,115

Security	Par (000)		Value

South Africa (continued)
8.75%, 01/31/44	ZAR	2,708	$175,151

			1,387,491

Total Foreign Government Obligations — 1.5% (Cost: $9,434,286)			9,827,068

Non-Agency Mortgage-Backed Securities — 2.2%

Collateralized Mortgage Obligations — 0.6%
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	USD	1,210	1,254,132
Series 2018-3, Class MA, 3.50%, 08/25/57		1,671	1,730,663
Series 2019-2, Class MA, 3.50%, 08/25/58		926	961,421

			3,946,216

Commercial Mortgage-Backed Securities — 1.4%
AREIT Trust, Series 2018-CRE1, Class A, 3.25%, 02/14/35(a)(c)(d)		332	332,101
Commercial Mortgage Trust, Series 2017- PANW, Class A, 3.24%, 10/10/29(a)		4,050	4,188,172
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.57%, 06/15/52(c)		10,327	1,294,130
Hudson Yards Mortgage Trust, Series 2019- 30HY, Class D, 1.00%, 07/10/39(a)(c)		526	530,838
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.39%, 06/13/52		852	892,348
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52		1,407	1,473,494
RAIT Trust, Series 2017-FL7, Class A, 3.34%, 06/15/37(a)(c)		329	328,713

			9,039,796

Interest Only Commercial Mortgage-Backed Securities — 0.2%(c)
Core Industrial Trust(a):
Series 2015-TEXW, Class XA, 0.90%, 02/10/34		28,981	489,514
Series 2015-WEST, Class XA, 1.08%, 02/10/37		14,427	683,863
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class XA, 0.73%, 11/15/51		3,505	150,943

			1,324,320

Total Non-Agency Mortgage-Backed Securities — 2.2% (Cost: $14,173,201)			14,310,332

U.S. Government Sponsored Agency Securities — 60.6%

Agency Obligations — 0.7%
Federal Home Loan Bank, 4.00%, 04/10/28		4,100	4,618,225
Federal National Mortgage Association Variable Rate Notes, Series 1996-W1, Class AL, 7.25%, 03/25/26(e)		5	6,034

			4,624,259

Collateralized Mortgage Obligations — 1.3%
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41		2,748	2,899,239
Series 2014-27, Class VC, 4.00%, 05/25/31		3,236	3,445,714
Government National Mortgage Association, Series 2016-123, Class LM, 3.00%, 09/20/46		500	511,168
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.81%, 07/20/39(e)		1,400	1,606,135

			8,462,256

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities — 3.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K079, Class A2, 3.93%, 06/25/28	USD	2,345	$2,607,907
Series K087, Class A2, 3.77%, 12/25/28		1,738	1,917,704
Series K091, Class A2, 3.51%, 03/25/29		5,611	6,082,499
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Variable Rate Notes(e):
Series K082, Class A2, 3.92%, 09/25/28		440	490,159
Series K086, Class A2, 3.86%, 11/25/28		3,140	3,486,697
Federal Home Loan Mortgage Corp. Variable Rate Notes(e):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		2,274	2,361,622
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		1,903	1,967,811
Federal National Mortgage Association ACES Variable Rate Notes, Series 2019-M1, Class A2, 3.67%, 09/25/28(e)		1,169	1,266,588
Government National Mortgage Association:
Series 2019-7, Class V, 3.00%, 05/16/35		237	243,287
Series 2019-53, Class V, 2.75%, 08/16/31		624	631,611

			21,055,885

Interest Only Commercial Mortgage-Backed Securities — 2.2%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)(e)		198,472	392,320
Federal National Mortgage Association ACES Variable Rate Notes, Series 2015-M1, Class X2, 0.65%, 09/25/24(e)		67,747	1,587,726
Government National Mortgage Association Variable Rate Notes:
Series 2005-9, 0.51%, 01/16/45(e)		2,973	33,102
Series 2005-50, 0.42%, 06/16/45(e)		1,863	14,400
Series 2006-30, 2.39%, 05/16/46(e)		1,147	66,103
Series 2016-22, 0.77%, 11/16/55(e)		25,343	1,355,186
Series 2016-45, 1.01%, 02/16/58(e)		20,320	1,466,192
Series 2016-92, 1.01%, 04/16/58(e)		7,028	514,246
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(b)		15,344	1,417,938
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.12%, 04/16/58(b)		37,265	2,899,446
Series 2016-151, 1.09%, 06/16/58(e)		9,919	784,545
Series 2017-30, 0.74%, 08/16/58(e)		7,022	437,947
Series 2017-44, 0.70%, 04/17/51(e)		7,142	416,846
Series 2017-53, 0.69%, 11/16/56(e)		19,714	1,138,892
Series 2017-61, 0.77%, 05/16/59(e)		4,853	342,587
Series 2017-64, 0.72%, 11/16/57(e)		8,334	547,826
Series 2017-72, 0.68%, 04/16/57(e)		12,613	779,522

			14,194,824

Mortgage-Backed Securities — 53.1%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		2,228	2,247,016
3.00%, 09/01/27 - 12/01/46		5,561	5,674,905
3.50%, 12/01/40 - 01/01/48		24,328	25,340,776
4.00%, 08/01/40 - 06/01/48		7,484	7,937,367
4.50%, 02/01/39 - 08/01/48		4,033	4,331,032
5.00%, 04/01/36 - 10/01/41		1,189	1,298,935
5.50%, 06/01/41		1,195	1,316,079
Federal National Mortgage Association:
3.00%, 02/01/44		683	692,221
3.13%, 09/01/27		1,200	1,261,266
3.16%, 03/01/27		1,848	1,940,407
3.50%, 11/01/46		2,381	2,460,599

Security	Par (000)			Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/41	USD	105		$111,293
Government National Mortgage Association:
3.00%, 02/15/45 - 12/20/46		16,826		17,226,108
3.50%, 01/15/42 - 10/20/46		27,741		28,735,507
3.50%, 07/15/49(f)		464		479,316
4.00%, 04/20/39 - 01/15/48		3,706		3,913,066
4.00%, 07/15/49(f)		12,839		13,309,429
4.50%, 12/20/39 - 09/20/48		6,818		7,261,412
4.50%, 07/15/49(f)		5,855		6,102,866
5.00%, 12/15/38 - 07/20/41		2,850		3,126,783
5.00%, 07/15/49(f)		260		271,786
7.00%, 06/15/23 - 11/15/23		—	(g)	52
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		1,331		1,318,191
2.50%, 04/01/30 - 02/01/33		7,437		7,497,543
2.50%, 07/25/34(f)		359		361,517
3.00%, 04/01/28 - 03/01/47		36,920		37,668,146
3.00%, 07/25/34 - 07/25/49(f)		14,453		14,605,216
3.50%, 11/01/28 - 01/01/48		35,569		37,017,138
3.50%, 07/25/34 - 07/25/49(f)		24,112		24,657,138
4.00%, 09/01/33 - 04/01/48		31,054		32,867,587
4.00%, 06/25/49 - 07/25/49(f)		6,830		7,057,974
4.50%, 02/01/25 - 07/01/48		11,008		11,813,832
4.50%, 07/25/49 - 08/25/49(f)		19,212		20,073,142
5.00%, 11/01/32 - 06/01/45		1,064		1,156,652
5.00%, 07/25/49(f)		2,268		2,397,391
5.50%, 02/01/35 - 04/01/41		3,634		4,001,991
6.00%, 05/01/33 - 06/01/41		3,298		3,732,707
6.50%, 05/01/40		730		855,696

				342,120,082

Total U.S. Government Sponsored Agency Securities — 60.6% (Cost: $386,843,570)				390,457,306

U.S. Treasury Obligations — 58.2%
U.S. Treasury Bonds:
4.25%, 05/15/39(h)		1,760		2,302,437
4.50%, 08/15/39		1,760		2,377,375
4.38%, 11/15/39		1,760		2,340,113
3.13%, 02/15/43		6,770		7,549,079
2.88%, 05/15/43 - 11/15/46		13,280		14,207,698
3.63%, 08/15/43		6,770		8,171,866
3.75%, 11/15/43		6,770		8,333,976
3.00%, 02/15/48 - 02/15/49		14,970		16,423,215
U.S. Treasury Inflation Linked Notes, 0.50%, 04/15/24(h)		26,296		26,623,899
U.S. Treasury Notes:
2.00%, 07/31/20 - 02/15/25		55,330		55,665,621
2.50%, 12/31/20		19,530		19,719,197
2.25%, 03/31/21 - 08/15/27		31,810		32,271,900
1.13%, 07/31/21(h)		29,290		28,912,434
1.50%, 01/31/22 - 08/15/26		44,920		44,293,412
1.75%, 04/30/22(h)		24,740		24,761,261
2.13%, 12/31/22 - 05/15/25		53,520		54,380,915
2.75%, 05/31/23		13,020		13,517,913
2.88%, 08/15/28		3,910		4,201,723
3.13%, 11/15/28		3,910		4,288,628
2.63%, 02/15/29		3,910		4,123,217

Total U.S. Treasury Obligations — 58.2% (Cost: $364,493,565)				374,465,879

Total Long-Term Investments — 124.0% (Cost: $784,540,406)				798,647,693

2

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities — 1.1%

Commercial Paper — 0.8%
Macquarie Bank Ltd., 3.27%, 10/11/19(i)	USD 5,200	$5,165,420

Total Commercial Paper — 0.8% (Cost: $5,153,148)		5,165,420

	Shares

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(j)*	1,901,543	1,901,543

Total Money Market Funds — 0.3% (Cost: $1,901,543)		1,901,543

Total Short-Term Securities — 1.1% (Cost: $7,054,691)		7,066,963

Total Options Purchased — 0.0% (Cost: $267,515)		101,913

Total Investments Before Options Written and TBA Sale Commitments — 125.1% (Cost: $791,862,612)		805,816,569

Total Options Written — (0.1)% (Premium Received — $318,006)		(466,845)

Security	Par (000)	Value

TBA Sale Commitments — (16.4)%(f)

Mortgage-Backed Securities — (16.4)%
Government National Mortgage Association:
3.00%, 07/15/49	USD 8,882	$(9,076,866)
3.50%, 07/15/49	2,558	(2,642,617)
4.50%, 07/15/49	3,995	(4,206,571)
Uniform Mortgage-Backed Securities:
2.50%, 07/25/34	4,325	(4,355,225)
3.50%, 07/25/34 - 08/25/49	57,101	(58,389,348)
4.00%, 07/25/34 - 06/25/49	3,909	(4,043,594)
4.50%, 07/25/34 - 07/25/49	10,295	(10,748,107)
3.00%, 07/25/49	6,578	(6,634,144)
5.50%, 07/25/49	2,704	(2,884,064)
6.00%, 07/25/49	2,510	(2,748,450)

Total TBA Sale Commitments — (16.4)% (Proceeds: $105,392,880)		(105,728,986)

Total Investments Net of Options Written and TBA Sale Commitments — 108.6% (Cost: $686,151,726)		699,620,738

Liabilities in Excess of Other Assets — (8.6)%		(55,612,401)

Net Assets — 100.0%		$644,008,337

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Represents or includes a TBA transaction.
(g)	Amount is less than $500.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Rates are discount rates or a range of discount rates as of period end.
(j)	Annualized 7-day yield as of period end.
*

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at	Net	Shares Held at	Value at		Net Realized		Change in Unrealized Appreciation
Affiliate	09/30/18	Activity	06/30/19	06/30/19	Income	Gain (Loss)	(a)	(Depreciation	)

BlackRock Liquidity Funds, T-Fund, Institutional Class	6,255,598	(4,354,055)	1,901,543	$1,901,543	$62,934	$—		$—

(a)	Includes net capital gain distributions, if applicable.

3

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock U.S. Government Bond Portfolio

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Amherst Pierpont Securities LLC	2.70%	06/28/19	07/01/19	$26,633,240	$26,639,232	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	2.75	06/28/19	07/01/19	29,033,713	29,040,367	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	2.75	06/28/19	07/01/19	1,311,250	1,311,550	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	2.75	06/28/19	07/01/19	24,832,775	24,838,466	U.S. Treasury Obligations	Overnight

				$81,810,978	$81,829,615

4

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock U.S. Government Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro-Bund	108	09/06/19	$21,214	$72,392
Euro-Buxl	14	09/06/19	3,230	53,987
U.S. Treasury 10 Year Note	117	09/19/19	14,972	30,285
U.S. Treasury Long Bond	20	09/19/19	3,112	29,049
U.S. Treasury Ultra Bond	18	09/19/19	3,196	40,341
U.S. Treasury 2 Year Note	263	09/30/19	56,592	114,054
U.S. Treasury 5 Year Note	241	09/30/19	28,476	119,364

				459,472

Short Contracts
U.S. Treasury 10 Year Ultra Note	3	09/19/19	414	(2,814)

				$456,658

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	620,432	USD	160,000	Goldman Sachs International	07/02/19	$1,573
ZAR	791,635	USD	54,600	Citibank NA	07/08/19	1,562
TRY	146,201	USD	23,000	UBS AG	07/10/19	2,137
IDR	1,287,000,000	USD	90,000	BNP Paribas SA	07/16/19	992
COP	203,546,000	USD	62,000	UBS AG	07/17/19	1,276
USD	62,000	COP	198,524,000	Natwest Markets plc	07/17/19	285
CLP	44,640,000	USD	64,000	Morgan Stanley & Co. International plc	07/24/19	1,900
IDR	4,260,465,000	USD	297,000	Bank of America NA	07/24/19	3,883
IDR	3,193,420,157	USD	225,376	Citibank NA	07/24/19	150
KRW	243,322,710	USD	210,000	Goldman Sachs International	07/24/19	346
KRW	127,381,100	USD	110,000	HSBC Bank plc	07/24/19	118
KRW	185,369,600	USD	160,000	JPMorgan Chase Bank NA	07/24/19	247
PLN	298,679	USD	80,000	Citibank NA	07/24/19	47
PLN	303,758	USD	80,000	Deutsche Bank AG	07/24/19	1,408
PLN	376,826	USD	100,000	Goldman Sachs International	07/24/19	990
USD	64,000	CLP	43,340,800	Credit Suisse International	07/24/19	18
USD	110,000	KRW	126,878,400	HSBC Bank plc	07/24/19	317
USD	80,000	KRW	92,264,000	Natwest Markets plc	07/24/19	240
USD	198,780	MXN	3,825,931	BNP Paribas SA	07/24/19	181
USD	80,000	PLN	298,411	Citibank NA	07/24/19	25
USD	60,000	RUB	3,787,994	Goldman Sachs International	07/24/19	266
USD	50,000	TWD	1,543,667	UBS AG	07/24/19	103
ZAR	2,731,750	USD	190,000	Citibank NA	07/24/19	3,405
BRL	1,505,556	USD	390,000	Credit Suisse International	08/02/19	924
USD	3,725,528	EUR	3,265,000	UBS AG	08/06/19	1,875
USD	288,931	MXN	5,590,302	Barclays Bank plc	08/21/19	172
BRL	3,449,765	USD	889,000	Morgan Stanley & Co. International plc	09/18/19	2,564
CAD	83,057	USD	62,000	BNP Paribas SA	09/18/19	1,516
CAD	218,832	USD	167,000	Citibank NA	09/18/19	347
CHF	1,431,000	JPY	157,345,434	Citibank NA	09/18/19	8,516
JPY	51,464,197	USD	477,000	Standard Chartered Bank	09/18/19	3,131
NZD	1,192,000	SEK	7,303,240	Bank of America NA	09/18/19	11,049
USD	477,000	SEK	4,384,489	Bank of America NA	09/18/19	2,167
USD	2,115,000	TWD	65,226,600	Bank of America NA	09/18/19	1,014
USD	2,191,930	EUR	1,690,000	Deutsche Bank AG	12/13/19	245,298
USD	2,206,126	EUR	1,690,000	Deutsche Bank AG	02/25/20	249,372
JPY	225,690,000	USD	2,091,271	JPMorgan Chase Bank NA	03/16/20	41,156
USD	2,252,845	JPY	225,690,000	HSBC Bank plc	03/16/20	120,417

						710,987

5

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock U.S. Government Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	382,500	USD	100,000	Morgan Stanley & Co. International plc	07/02/19	$(389)
BRL	497,107	USD	130,000	Natwest Markets plc	07/02/19	(543)
USD	390,000	BRL	1,501,110	Credit Suisse International	07/02/19	(919)
EUR	3,265,000	USD	3,715,243	UBS AG	07/03/19	(2,297)
USD	1,248,104	EUR	1,113,000	BNP Paribas SA	07/03/19	(17,596)
USD	2,443,219	EUR	2,170,000	Commonwealth Bank of Australia	07/03/19	(24,498)
USD	36,150	ZAR	523,036	BNP Paribas SA	07/08/19	(956)
USD	18,450	ZAR	268,198	Goldman Sachs International	07/08/19	(577)
USD	23,000	TRY	150,098	BNP Paribas SA	07/10/19	(2,808)
USD	45,000	IDR	651,690,000	JPMorgan Chase Bank NA	07/16/19	(1,075)
USD	45,000	IDR	658,125,000	UBS AG	07/16/19	(1,530)
MXN	5,918,455	USD	307,780	Barclays Bank plc	07/24/19	(561)
MXN	3,080,500	USD	160,000	State Street Bank and Trust Co.	07/24/19	(96)
MXN	1,908,464	USD	100,000	UBS AG	07/24/19	(934)
RUB	3,787,500	USD	60,000	Deutsche Bank AG	07/24/19	(274)
TRY	351,556	USD	60,000	Citibank NA	07/24/19	(38)
USD	225,376	IDR	3,233,018,720	Bank of America NA	07/24/19	(2,946)
USD	223,000	IDR	3,159,753,900	Citibank NA	07/24/19	(148)
USD	74,000	IDR	1,062,936,000	JPMorgan Chase Bank NA	07/24/19	(1,067)
USD	47,000	MXN	905,756	Bank of America NA	07/24/19	(17)
USD	62,000	MXN	1,195,081	Deutsche Bank AG	07/24/19	(35)
USD	95,000	ZAR	1,347,195	Bank of America NA	07/24/19	(380)
USD	95,000	ZAR	1,348,582	HSBC Bank plc	07/24/19	(478)
USD	1,000	ZAR	14,565	UBS AG	07/24/19	(31)
USD	344,223	IDR	5,061,104,008	Standard Chartered Bank	08/07/19	(12,494)
USD	307,916	RUB	20,012,334	HSBC Bank plc	08/07/19	(7,048)
USD	237,640	RUB	15,621,468	Morgan Stanley & Co. International plc	08/07/19	(8,219)
USD	127,832	IDR	1,861,235,508	Goldman Sachs International	08/08/19	(3,333)
USD	6,693	IDR	97,257,543	UBS AG	08/08/19	(161)
USD	342,371	IDR	5,061,104,007	Citibank NA	08/14/19	(13,996)
USD	475,901	ZAR	7,022,021	Bank of America NA	08/21/19	(19,428)
USD	381,164	ZAR	5,579,000	BNP Paribas SA	08/21/19	(12,375)
ZAR	4,463,527	USD	314,876	Bank of America NA	08/21/19	(22)
JPY	52,747,160	CHF	477,000	Citibank NA	09/18/19	(52)
JPY	104,557,966	CHF	954,000	HSBC Bank plc	09/18/19	(8,840)
JPY	226,549,282	USD	2,115,000	Bank of America NA	09/18/19	(1,429)
JPY	226,427,120	USD	2,115,000	Morgan Stanley & Co. International plc	09/18/19	(2,569)
SEK	7,339,740	NZD	1,192,000	Bank of America NA	09/18/19	(7,096)
SEK	4,400,735	USD	477,000	Bank of America NA	09/18/19	(407)
USD	229,000	CAD	304,882	Bank of America NA	09/18/19	(4,151)
USD	477,000	JPY	51,239,817	JPMorgan Chase Bank NA	09/18/19	(1,037)
USD	2,115,000	SGD	2,859,417	HSBC Bank plc	09/18/19	(939)
EUR	1,690,000	USD	2,067,749	JPMorgan Chase Bank NA	12/13/19	(121,117)
EUR	1,690,000	USD	2,082,663	JPMorgan Chase Bank NA	02/25/20	(125,909)

						(410,815)

Net Unrealized Appreciation						$300,172

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
USD Currency	HSBC Bank plc	07/26/19	CNH	7.03	USD	17,815	$27,505
EUR Currency	Bank of America NA	08/01/19	USD	1.15	EUR	15,483	63,696

							$91,201

6

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock U.S. Government Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Put
5-Year Interest Rate Swap	2.72%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	2.72%	USD	7,000	$2,854
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	8,900	3,929
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	8,900	3,929

										$10,712

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
90-day Eurodollar December 2019 Futures	149	12/16/19	USD	98.25	USD	37,250	$(39,112)
90-day Eurodollar March 2020 Futures	249	03/16/20	USD	98.00	USD	62,250	(241,219)

							$(280,331)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.03%	Semi-Annual	Barclays Bank plc	09/05/19	2.03%	USD	11,200	$(161,827)

Put
10-Year Interest Rate Swap	2.23%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	09/05/19	2.23%	USD	11,200	(24,687)

										$(186,514)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

2.15%	At Termination	1 month USCPI	At Termination	04/15/29	USD	5,992	$(125,351)	$—	$(125,351)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	15,001	$3,737	$—	$3,737
1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/20	USD	10,970	93,519	—	93,519
3 month BA	Semi-Annual	1.71%	Semi-Annual	N/A		06/20/21	CAD	21,490	(21,732)	—	(21,732)
6.73%	Quarterly	3 month JIBAR	Quarterly	09/18/19	(a)	09/18/21	ZAR	12,002	(721)	—	(721)
6.74%	Quarterly	3 month JIBAR	Quarterly	09/18/19	(a)	09/18/21	ZAR	12,002	(878)	—	(878)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	4,224	1,188	—	1,188
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	3,205	877	—	877
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/23	USD	11,601	(380,354)	—	(380,354)

7

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock U.S. Government Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

28 day MXIBTIIE	Monthly	8.39%	Monthly	N/A		01/18/24	MXN	7,223	$16,832	$—	$16,832
28 day MXIBTIIE	Monthly	8.13%	Monthly	N/A		02/02/24	MXN	3,790	6,834	—	6,834
28 day MXIBTIIE	Monthly	8.14%	Monthly	N/A		02/05/24	MXN	2,724	4,943	—	4,943
3 month LIBOR	Quarterly	2.61%	Semi-Annual	N/A		02/07/24	USD	7,000	312,580	—	312,580
2.71%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/18/24	USD	17,400	(875,485)	—	(875,485)
28 day MXIBTIIE	Monthly	7.81%	Monthly	N/A		05/27/24	MXN	7,670	9,098	—	9,098
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	130	3,140	—	3,140
3.07%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/31/25	USD	30,810	(2,542,892)	—	(2,542,892)
3.04%	Semi-Annual	3 month LIBOR 6 month	Quarterly	N/A		08/31/25	USD	18,200	(1,467,002)	—	(1,467,002)
0.15%	Annual	EURIBOR 6 month	Semi-Annual	09/10/19	(a)	08/15/28	EUR	3,224	(11,103)	—	(11,103)
0.16%	Annual	EURIBOR 6 month	Semi-Annual	09/10/19	(a)	08/15/28	EUR	6,380	(26,725)	—	(26,725)
0.20%	Annual	EURIBOR	Semi-Annual	09/10/19	(a)	08/15/28	EUR	6,380	(53,958)	—	(53,958)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/21/28	USD	2,600	(205,600)	—	(205,600)

									$(5,133,702)	$—	$(5,133,702)

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	161	$790	$2,694	$(1,904)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	1,367	$23,272	$—	$23,272
1 day BZDIOVER	At Termination	8.49%	At Termination	Citibank NA	01/02/25	BRL	2,934	70,767	—	70,767
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	7,502	20,014	—	20,014

								$114,053	$—	$114,053

8

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock U.S. Government Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate

1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
1 month USCPI	U.S. Consumer Price Index	1.60%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.49%
3 month BA	3 month Canadian Bankers Acceptances	1.97%
3 month JIBAR	Johannesburg Interbank Average Rate	7.03%
3 month LIBOR	London Interbank Offered Rate	2.32%
6 month EURIBOR	Euro Interbank Offered Rate	(0.31%)

Glossary of Terms Used in this Report

Currency

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

COP	Colombian Peso

EUR	Euro

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BA	Canadian Bankers Acceptances

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

EURIBOR	Euro Interbank Offered Rate

JIBAR	Johannesburg Interbank Agreed Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

TBA	To-be-announced

USCPI	U.S. Consumer Price Index

9

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock U.S. Government Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$9,380,427	$—	$9,380,427
Foreign Agency Obligations(a)	—	206,681	—	206,681
Foreign Government Obligations(a)	—	9,827,068	—	9,827,068
Non-Agency Mortgage-Backed Securities	—	13,978,231	332,101	14,310,332
U.S. Government Sponsored Agency Securities	—	390,457,306	—	390,457,306
U.S. Treasury Obligations	—	374,465,879	—	374,465,879
Short-Term Securities:
Commercial Paper	—	5,165,420	—	5,165,420
Money Market Funds	1,901,543	—	—	1,901,543
Options Purchased:
Foreign currency exchange contracts	—	91,201	—	91,201
Interest rate contracts	—	10,712	—	10,712
Liabilities:
Investments:
TBA Sale Commitments	—	(105,728,986)	—	(105,728,986)

	$1,901,543	$697,853,939	$332,101	$700,087,583

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$710,987	$—	$710,987
Interest rate contracts	459,472	566,801	—	1,026,273
Liabilities:
Credit contracts	—	(1,904)	—	(1,904)
Foreign currency exchange contracts	—	(410,815)	—	(410,815)
Interest rate contracts	(283,145)	(5,772,964)	—	(6,056,109)
Other contracts	—	(125,351)	—	(125,351)

	$176,327	$(5,033,246)	$—	$(4,856,919)

(a)	See above Schedule of Investments for values in each industry or country.
(b)

Derivative financial instruments are swaps, future contracts, forward foreign currency exchange contracts and options written. Swaps, future contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $81,829,615 are categorized as level 2 within the disclosure hierarchy.

10